FAIR VALUE MEASUREMENTS (Restated, see Note 2) - Changes in the fair value of warrant liabilities (Details) - CAPSTAR SPECIAL PURPOSE ACQUISITION CORP - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Tranche rights liability, beginning balance			$ 30,101,808		$ 30,101,808
Initial measurement on July 7, 2020 (IPO)						$ 17,695,600
Change in fair value of warrant liability						12,406,208
Tranche rights liability, ending balance				$ 30,101,808		30,101,808
Transfers of public warrant to Level 3				11,100,000
Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Tranche rights liability, beginning balance			19,458,000		19,458,000
Initial measurement on July 7, 2020 (IPO)						11,454,000
Change in fair value of warrant liability						8,004,000
Tranche rights liability, ending balance				19,458,000		19,458,000
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Tranche rights liability, beginning balance	$ 6,793,384	$ 5,370,784	10,643,808		10,643,808
Initial measurement on July 7, 2020 (IPO)						6,241,600
Change in fair value of warrant liability	13,586,764	1,422,600	(5,273,024)			4,402,208
Tranche rights liability, ending balance	$ 20,380,148	$ 6,793,384	$ 5,370,784	$ 10,643,808	$ 20,380,148	$ 10,643,808